Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares
Revenues
Total revenues	$ 1,804,609	$ 14,148,131	$ 13,022,316	$ 11,980,435
Operating expenses
Direct cost of revenues	315,612	2,474,397	2,451,625	2,691,125
Selling and marketing expenses	50,099	392,777	367,914	321,857
General and administrative expenses	911,492	7,146,102	2,703,751	2,469,604
Provision for credit losses	4,316	33,835	1,140	106,946
Total operating expenses	1,281,519	10,047,111	5,524,430	5,589,532
Income from operations	523,090	4,101,020	7,497,886	6,390,903
Other income
Other income, net	11,477	89,983	101,792	351,855
Total other income	11,477	89,983	101,792	351,855
Income before income taxes	534,567	4,191,003	7,599,678	6,742,758
Income tax expense
Current	224,863	1,762,925	1,345,848	1,414,234
Deferred	1,248	9,782	5,319	65,745
Total income tax expense	226,111	1,772,707	1,351,167	1,479,979
Net income	308,456	2,418,296	6,248,511	5,262,779
Foreign currency translation adjustment	303	2,374	(1,655)	(13,634)
Comprehensive income	$ 308,759	$ 2,420,670	$ 6,246,856	$ 5,249,145
Weighted average number of ordinary shares
Basic (in Shares)	19,200,000	19,200,000	19,200,000	19,200,000
Diluted (in Shares)	19,200,000	19,200,000	19,200,000	19,200,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ 0.02	$ 0.13	$ 0.33	$ 0.27
Diluted (in Dollars per share and Dollars per share) | (per share)	$ 0.02	$ 0.13	$ 0.33	$ 0.27
Corporate consultancy services
Revenues
Revenues	$ 1,516,582	$ 11,890,000	$ 10,470,000	$ 9,820,080
Taxation services
Revenues
Revenues	108,418	850,000	951,000	950,000
Total revenues	108,418	850,000	951,000	950,000
Company secretarial services
Revenues
Revenues	179,609	1,408,131	1,601,316	1,210,355
Total revenues	$ 179,609	$ 1,408,131	$ 1,601,316	$ 1,210,355